Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$527,434.01

Principal:
Principal Collections	$7,342,850.82
Prepayments in Full	$3,437,054.88
Liquidation Proceeds	$128,083.66
Recoveries	$15,221.91
Sub Total	$10,923,211.27
Collections	$11,450,645.28

Purchase Amounts:
Purchase Amounts Related to Principal	$434,223.94
Purchase Amounts Related to Interest	$2,316.90
Sub Total	$436,540.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,887,186.12

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,887,186.12
Servicing Fee	$109,150.98	$109,150.98	$0.00	$0.00	$11,778,035.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,778,035.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,778,035.14
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,778,035.14
Interest - Class A-4 Notes	$60,434.53	$60,434.53	$0.00	$0.00	$11,717,600.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,717,600.61
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$11,651,277.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,651,277.94
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$11,602,611.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,602,611.44
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$11,542,985.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,542,985.69
Regular Principal Payment	$10,566,373.93	$10,566,373.93	$0.00	$0.00	$976,611.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$976,611.76
Residuel Released to Depositor	$0.00	$976,611.76	$0.00	$0.00	$0.00
Total		$11,887,186.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,566,373.93
Total					$10,566,373.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,566,373.93	$55.04	$60,434.53	$0.31	$10,626,808.46	$55.35
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$10,566,373.93	$9.29	$235,049.45	$0.21	$10,801,423.38	$9.50

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$43,952,385.81	0.2289306	$33,386,011.88	0.1738945
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$121,972,385.81	0.1072652	$111,406,011.88	0.0979729

Pool Information
Weighted Average APR	4.619%	4.626%
Weighted Average Remaining Term	20.70	19.91
Number of Receivables Outstanding	16,327	15,672
Pool Balance	$130,981,174.33	$119,534,306.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$121,972,385.81	$111,406,011.88
Pool Factor	0.1074433	0.0980535

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$8,128,295.06
Targeted Overcollateralization Amount	$8,128,295.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,128,295.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	45

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		63	$104,654.09
(Recoveries)		104	$15,221.91
Net Losses for Current Collection Period			$89,432.18
Cumulative Net Losses Last Collection Period			$8,175,578.64
Cumulative Net Losses for all Collection Periods			$8,265,010.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.82%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.48%	394	$4,156,770.98
61-90 Days Delinquent	0.28%	27	$332,837.95
91-120 Days Delinquent	0.10%	9	$119,257.76
Over 120 Days Delinquent	1.01%	87	$1,207,415.07
Total Delinquent Receivables	4.87%	517	$5,816,281.76

Repossession Inventory:
Repossessed in the Current Collection Period		13	$109,366.50
Total Repossessed Inventory		19	$182,833.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2286%
Preceding Collection Period			(0.1631)%
Current Collection Period			0.8568%
Three Month Average			0.3074%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8170%
Preceding Collection Period			0.8269%
Current Collection Period			0.7848%
Three Month Average			0.8096%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer